Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computations Of Basic And Diluted Earnings Per Share

The computations of basic and diluted EPS for the years ended December 31, 2016,  2015 and 2014 were as follows:

	Year Ended December 31,
	2016	2015	2014
Net income for the computation of basic EPS	$1,046,630	$1,178,730	$810,447
Weighted average ordinary shares outstanding - basic	185,514,370	203,850,828	175,912,662
Basic EPS	$5.64	$5.78	$4.61

	Year Ended December 31,
	2016	2015	2014
Net income for the computation of diluted EPS	$1,046,630	$1,178,730	$810,447
Weighted average ordinary shares outstanding - diluted	189,682,036	206,224,135	178,684,989
Diluted EPS	$5.52	$5.72	$4.54

Computation Of Ordinary Shares Outstanding, Excluding Unvested Restricted Stock

The computations of ordinary shares outstanding, excluding unvested restricted stock, as of December 31, 2016,  2015 and 2014 were as follows:

	As of December 31,
	2016	2015	2014
	Number of ordinary shares
Ordinary shares issued	187,847,345	203,411,207	212,318,291
Treasury shares	(11,600,191)	(3,069,003)	—
Ordinary shares outstanding	176,247,154	200,342,204	212,318,291
Unvested restricted stock	(3,426,810)	(3,030,724)	(232,140)
Ordinary shares outstanding, excluding unvested restricted stock	172,820,344	197,311,480	212,086,151